COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.13

Client Name:	Hudson Advisors
Client Project Name:	COLT 2025-12
Start - End Dates:	10/20/2025 - 11/10/2025
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	2

Deal ID	Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
4350118153	XXXX	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXXX: Credit score exceeds guidelines
- XXXX Comments:  XXXX Credit score exceeds guidelines of 660.

XXXX: Significant time at current residence
- XXXX Comments:  Significant time at current residence, XXXX years , 6 months.

XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  Post closing reserves $XXXX or XXXX months PITIA exceed the guideline amount of 3 months x $XXXX = $XXXX required.

4350118156	XXXX	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																XXXX: Verified cash reserves exceed guidelines - XXXX Comments: Post close assets are$2XXXX or XXXX months PITI. Required PITI reserves are 3 x $XXXX = $XXXX
4350118154	XXXX	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXXX: Credit score exceeds guidelines
- XXXX Comments:  Median FICO XXXX is greater than guideline minimum 660.

XXXX: Consumer credit history exceeds guidelines
- XXXX Comments:  Borrower has XXXX months positive consumer payment history meeting 12 month guideline requirement.

4350118155	XXXX	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXXX: Credit score exceeds guidelines
- XXXX Comments:  Median FICO XXXX exceeds guideline minimum 680.

XXXX: Positive mortgage payment history
- XXXX Comments:  Borrower has XXXX months positive mortgage payment history meeting 12 month guideline requirement.

XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  Post close assets $XXXX or XXXX months PITI meeting 3 months reserve requirement. ($XXXX x 3 = $XXXX).

4350118152	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	XXXX	Income Documentation Missing	No	Missing XXXX months business bank statements worksheet, breaking down by month by month including any amounts excluded. Worksheet in file is a lump sum worksheet.	11/10/25 - Lender provided a XXXX month history of bank transactions	XXXX - Exception satisfied.	(No Data)	Not Applicable	XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  Post close assets are $XXXX or XXXX months PITIA. Required PITIA reserves are 3 x $XXXX = $XXXX

XXXX: Credit score exceeds guidelines
- XXXX Comments:  Credit score XXXX is above 660

XXXX: DTI below guideline requirement
- XXXX Comments:  DTI XXXX% is below 50%

4350118151	XXXX	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXXX: Significant time at current residence
- XXXX Comments:  Borrower has lived at current residence for XXXX years and XXXX months.

XXXX: Credit score exceeds guidelines
- XXXX Comments:  Median FICO XXXX is greater than guideline minimum 720 for XXXX% financing.

XXXX: Positive mortgage payment history
- XXXX Comments:  Borrower has XXXX positive mortgage payment history meeting 12 month guideline requirement.

4350118157	XXXX	XXXX	XXXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	Credit	Terms/Guidelines	Waived	C	B	C	B	XXXX	Loan documents do not meet guideline requirements	No	Arm's length transaction for non-owner occupied (DSCR) type transaction. Lender Exception in file.XXXX - Upon further review we find the following compensating factors: 1- 3 months reserves required, borrower has XXXX months, 2 - Positive payment history for XXXX months no lates on the mortgage, 3- Credit score exceeds guidelines XXXX when the minimum is 680, 4 - Consumer credit exceeds guidelines - XXXX months of good history.	(No Data)	Exception deemed a non-material B	(No Data)	Not Applicable	XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  Post close assets are $XXXX or 16 months PITI. Required reserves are 3 x $XXXX = $XXXX

XXXX: Credit score exceeds guidelines
- XXXX Comments:  Credit score XXXX is higher than 680

XXXX: Positive mortgage payment history
- XXXX Comments:  Borrower has XXXX months positive mortgage payment history.

XXXX: Consumer credit history exceeds guidelines
- XXXX Comments:  Borrower has XXXX months positive consumer payment history.